Condensed Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2018	$ 27	$ 19,193,151	$ (21,241,694)	$ (2,048,516)
Balance, shares at Dec. 31, 2018	26,718,676
Correction to outstanding
Correction to outstanding, shares	(173)
Proceeds from the sale of common stock	$ 2	$ 10,499,998		$ 10,500,000
Proceeds from the sale of common stock, shares	2,625,000
Offering costs		(1,631,655)		$ (1,631,655)
Issuance of common stock for exercise of stock options, shares
Issuance of common stock for conversion of convertible debt		674,400		$ 674,400
Issuance of common stock for conversion of convertible debt, shares	84,300
Net loss			(3,930,221)	(3,930,221)
Balance at Dec. 31, 2019	$ 29	28,735,894	(25,171,915)	3,564,008
Balance, shares at Dec. 31, 2019	29,427,803
Stock option expense		457,242		457,242
Net loss			(1,761,220)	(1,761,220)
Balance at Mar. 31, 2020	$ 29	29,193,136	(26,933,135)	2,260,030
Balance, shares at Mar. 31, 2020	29,427,803
Balance at Dec. 31, 2019	$ 29	28,735,894	(25,171,915)	3,564,008
Balance, shares at Dec. 31, 2019	29,427,803
Issuance of common stock for cash	$ 3	$ 274,997		$ 275,000
Issuance of common stock for cash, shares	2,553,571
Issuance of common stock for exercise of stock options, shares
Stock option expense		$ 739,973		$ 739,973
Net loss			(3,502,077)	(3,502,077)
Balance at Dec. 31, 2020	$ 32	29,750,864	(28,673,992)	1,076,904
Balance, shares at Dec. 31, 2020	31,981,374
Issuance of common stock for cash		50,000		50,000
Issuance of common stock for cash, shares	100,000
Issuance of common stock for exercise of stock options		15,400		15,400
Issuance of common stock for exercise of stock options, shares	35,000
Issuance of common stock for cashless exercise of stock options	$ 1	(1)
Issuance of common stock for cashless exercise of stock options, shares	960,550
Issuance of common stock for settlement of litigation		1,103,750		1,103,750
Issuance of common stock for settlement of litigation, shares	225,000
Issuance of common stock for conversion of convertible debt	$ 1	499,999		500,000
Issuance of common stock for conversion of convertible debt, shares	1,000,000
Issuance of common stock for settlement agreement	$ 1	3,240,599		3,240,600
Issuance of common stock for settlement agreement, shares	825,000
Issuance of common stock for financing cost		1,440		1,440
Issuance of common stock for financing cost, shares	600
Beneficial conversion feature associated with convertible debt		30,000		30,000
Stock option expense		193,587		193,587
Net loss			(4,417,663)	(4,417,663)
Balance at Mar. 31, 2021	$ 35	$ 34,885,638	$ (33,091,655)	$ 1,794,018
Balance, shares at Mar. 31, 2021	35,127,524